Events After the Reporting Date (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands																					1 Months Ended				4 Months Ended	12 Months Ended
	Jun. 30, 2026 ILS (₪)	Jun. 04, 2026 USD ($)	Jun. 03, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 26, 2026 USD ($)	Feb. 27, 2026 USD ($)	Jan. 31, 2026 USD ($)	Jan. 01, 2026 USD ($)	Nov. 30, 2025 USD ($)	Nov. 06, 2025 USD ($)	Oct. 16, 2025 USD ($)	Sep. 17, 2025 USD ($)	Aug. 31, 2025 USD ($)	Aug. 18, 2025 USD ($)	Aug. 16, 2025 USD ($)	Jun. 30, 2025 USD ($)	Feb. 17, 2025 USD ($) $ / shares	Mar. 31, 2024 $ / shares	Feb. 28, 2023 USD ($)	Feb. 26, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Feb. 28, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	May 15, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 ₪ / shares	Mar. 31, 2025 USD ($)	Feb. 28, 2025 $ / shares	Dec. 30, 2024 USD ($)
Events After the Reporting Date [Line Items]
Conversion price of purchase amount									$ 50,000
Conversion amount														$ 6,000,000												$ 50,000
Principal amount											$ 20,525,625,000	$ 2,248,000	$ 7,850,000		$ 11,000,000	$ 2,187,000	$ 11,000,000		$ 2,500,000							47,250,000
Issued principal amount																										$ 775,000
Bear interest																										8.00%
Floor price per share (in Dollars per share) | $ / shares																										$ 710
Beneficial ownership rate																										4.99%
Aggregate prepay										$ 50,000,000																$ 5,000,000
Percentage of issued discount													10.00%			20.00%
Fees cost																										$ 5,080,027
Unpaid employees insurance					$ 242,762
Claim amount				$ 173,379
Conversion price per share (in Dollars per share) | $ / shares																		$ 135,000								$ 0.0154
Aggregate outstanding amount																										$ 5,373,556
Common stock per share (in Dollars per share) | $ / shares																										$ 0.0154
Exercisable shares (in Shares) | shares																										10,153,890
Exercisable common shares (in Shares) | shares																										1,008,275,740
Share capital fully-diluted, percentage																										88.00%
Percentage of fully diluted																										14.00%
Purchase amount																										$ 49,331,891
Purchase price divided (in Dollars per share) | $ / shares																										$ 1.56
Consideration shares (in Shares) | shares																										31,623,000
Ordinary shares issued (in Shares) | shares																										1,794,901
Warrants exercise price (in Dollars per share) | $ / shares																										$ 29,828,099
Ordinary shares																										$ 225,417,000		$ 50,000,000		$ 35
Ordinary Shares outstanding (in Shares) | shares																										4,291,960
Percentage of exceed																										4.99%
Exercise price of the warrants (in Dollars per share) | (per share)																	$ 75,000									$ 0.001	₪ 266,550		$ 150,000
Exchange Agreement [Member]
Events After the Reporting Date [Line Items]
Principal amount																										$ 771,000
Make-Whole Notes [Member]
Events After the Reporting Date [Line Items]
Principal amount																										728,000
Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Conversion price of purchase amount							$ 50,000
Principal amount			$ 8,000,000
Converted shares (in Shares) | shares																								60
Warrant issued (in Shares) | shares																							33
Ordinary shares (in Shares) | shares																							100
Additional ordinary shares (in Shares) | shares																							100
Accounts payable outstanding								$ 250,000
Principal face amount								$ 305,000
Percentage of original issue discount																								7.00%
Financing commitment						$ 10,000,000
Prepayment amount																					$ 1,350,000
Subsequent Events [Member] | Claymore Capital Pty Ltd [Member]
Events After the Reporting Date [Line Items]
Principal amount		$ 5,556,000
Forecasts [Member]
Events After the Reporting Date [Line Items]
Bear interest	20.00%
Percentage of issued discount																						20.00%
Claim service amount (in New Shekels) | ₪	₪ 83,941
Forecasts [Member] | Julestar LLC [Member]
Events After the Reporting Date [Line Items]
Financing asset sale																						$ 4,706,304
Aggregate prepay																						$ 5,882,880
Forecasts [Member] | Exchange note [Member]
Events After the Reporting Date [Line Items]
Principal amount																									$ 6,800,000
Forecasts [Member] | Exchange Agreement [Member]
Events After the Reporting Date [Line Items]
Principal amount																									$ 10,073,000
Make-Whole Notes [Member]
Events After the Reporting Date [Line Items]
Principal amount																										$ 2,500,000
August 2025 Amended Note [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Principal amount																							$ 3,750,000	$ 4,687,000
Evofem common stock [Member]
Events After the Reporting Date [Line Items]
Exercisable shares (in Shares) | shares																										659,343,507
Bottom of Range [Member]
Events After the Reporting Date [Line Items]
Principal amount																				$ 349,000
Bottom of Range [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Beneficial ownership rate																										9.99%
Top of Range [Member]
Events After the Reporting Date [Line Items]
Principal amount																				$ 5,219,000						$ 3,788,000
Top of Range [Member] | Subsequent Events [Member] | Evofem’s [Member]
Events After the Reporting Date [Line Items]
Beneficial ownership rate																										4.99%
August 2025 SPA [Member]
Events After the Reporting Date [Line Items]
Principal amount																$ 2,187,500										$ 2,887,000
Ordinary shares																										120,000
August 2025 SPA [Member] | Bottom of Range [Member]
Events After the Reporting Date [Line Items]
Principal amount																										$ 3,325,000
Evofem common stock [Member]
Events After the Reporting Date [Line Items]
Converted shares (in Shares) | shares																										348,932,233